CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income after taxes	$ 573	$ 340
Other comprehensive income (loss), net of taxes
Gain (loss) on foreign currency translation	643	(61)
Unrealized loss on net investment hedge (note 24)	(15)	0
Actuarial gain on pension plans and post-retirement benefit (PRB) plans (note 29)	3	2
Reclassification of actuarial gains and prior service credits on defined benefit (DB) and post-retirement benefit plans (PRB) to net income (note 29)	0	2
Total other comprehensive income (loss) (OCI), net of taxes	631	(57)
Comprehensive income attributable to controlling interests and non-controlling interests, net of taxes	1,204	283
Comprehensive income attributable to:
Non-controlling interests	53	56
Controlling interests	$ 1,151	$ 227